Lease - Supplemental information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Supplemental lease cash flow disclosure
Operating cash flows for operating leases	¥ 1,051
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 3,907	$ 535
Weighted-average remaining lease term (years)	2 years 7 days	2 years 7 days
Weighted-average discount rate	3.33%	3.33%